SCHEDULE OF DETAILS OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Value added tax receivable	$ 1,434,913	$ 2,207,983
Prepaid taxes	1,190,240	181,528
Other	651,782	402,082
Total	$ 3,276,935	2,791,593
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value added tax receivable		2,207,983	$ 179,566
Prepaid taxes		651,925	816,138
Other		583,610	712,609
Total		$ 3,443,518	$ 1,708,313